Derivative financial assets and liabilities - summary of notional amounts of derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	21,247	14,689
Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	15,468	11,289
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	3,546	2,805
Interest rate and currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,000	31
Commodity price risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,219	550
Other derivative financial instruments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	14	14
2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	17,005	12,896
2021 | Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	15,151	11,259
2021 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	701	1,105
2021 | Interest rate and currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	6	9
2021 | Commodity price risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,133	523
2021 | Other derivative financial instruments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	14	0
Due between one and five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,308	1,793
Due between one and five years | Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	317	30
Due between one and five years | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	889	1,700
Due between one and five years | Interest rate and currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	16	22
Due between one and five years | Commodity price risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	86	27
Due between one and five years | Other derivative financial instruments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	14
Due beyond five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	2,934	0
Due beyond five years | Currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,956	0
Due beyond five years | Interest rate and currency risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	978	0
Due beyond five years | Commodity price risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Other derivative financial instruments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0